UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund

(Ticker Symbol: IRONX)

ANNUAL REPORT

 SEPTEMBER 30, 2023

Ironclad Managed Risk Fund

A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedule of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	22
Supplemental Information	23
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Ironclad Investments LLC
Total Returns as of September 30, 2023

	CBOE S&P 500 One-Week PutWrite Index	Ironclad Managed Risk Fund (IRONX)
1-Year Total Return	10.73%	13.04%
1-Year Standard Deviation	7.80%	10.07%
5-Year Annualized Total Return	-1.02%	5.40%
5-Year Standard Deviation	11.99%	8.79%
10-Year Annualized Total Return	1.72%	5.17%
10-Year Standard Deviation	9.70%	6.97%
Since Inception Annualized Total Return	3.44%	5.90%
Since Inception Standard Deviation	9.13%	6.41%

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call (888) 979-IRON (4766).

Standard Deviation is a common measure of the volatility of investment returns.

A redemption fee of 2.00% will be imposed on redemptions or exchanges of shares you have owned for 30 days or less. Please see the Prospectus for more information. Gross and net expense ratios for the Fund were 1.50% and 1.34%, respectively, as of the current prospectus dated February 1, 2022. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The Fund’s primary benchmark, the CBOE S&P 500 One-Week PutWrite Index (WPUT), is designed to track the performance of a hypothetical strategy, which systematically sells at-the-money put options on the S&P 500 Index on a weekly basis collateralized by a money market account invested in one-month Treasury Bills. The index is unmanaged, not available for investment and does not reflect expenses, fees or sales charges, which would lower performance.

Equity markets fluctuate based on price movements. The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets. The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price. The trading of options is a highly specialized activity that entails greater than ordinary investment risks.

Fixed-income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers. Changes in interest rates may cause the value of a security to fluctuate, with lower rated securities more volatile than higher rated securities. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

To our fellow shareholders,

Inflation remained stubbornly high over the past year, which prompted the Federal Reserve to continue tightening monetary policy.

Source: U.S. Bureau of Labor Statistics as of 9/30/2023

Consumer Price Index (CPI) measures the change in prices paid by consumers for goods and services.

As a result, the yield on 10-year Treasuries increased to levels last seen in 2007 prior to the global financial crisis.

Source: Federal Reserve Bank of St. Louis

The aggressive path of interest rate hikes triggered concerns over the stability of the banking system, which forced the Federal Reserve to launch a new program to provide emergency liquidity to the banking sector. The program succeeded in restraining the initial panic, but it highlighted the fragility of the sector.

Equities rallied in the wake of the new program, but the rally was concentrated in a handful of stocks in the technology and communications sectors. This led to a significant divergence in performance as evidenced by the performance of the average stock in the S&P 500:

Going forward, markets will have to grapple with elevated volatility caused by inflation and monetary policy uncertainty. Investors will have to move beyond stocks and bonds to achieve their required rates of return with acceptable levels of risk. We believe this environment allows IRONX to continue differentiating itself as a compelling alternative.

60/40 Portfolio is measured by Morningstar Moderate Target Risk Index, which seeks approximately 60% exposure to global equity markets.

Thank you for allowing us to be stewards of your capital.

Sincerely,

Rudy Aguilera
Portfolio Manager
Ironclad Managed Risk Fund (IRONX)

The views in this letter were those of the Fund Manager at the time of writing this report and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Ironclad Managed Risk Fund

FUND PERFORMANCE at September 30, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, with a similar investment in the CBOE S&P 500 One-Week PutWrite Index during the periods shown. Results include the reinvestment of all dividends and capital gains.

The Fund's primary benchmark, the CBOE S&P 500 One-Week PutWrite Index (WPUT), is designed to track the performance of a hypothetical strategy, which systematically sells at-the-money put options on the S&P 500 Index on a weekly basis collateralized by a money market account invested in one-month Treasury Bills. The WPUT Index does not reflect expenses, fees or sales charges, which would lower performance. The index is unmanaged, and it is not available for investment.

Average Annual Total Returns as of September 30, 2023	1 Year	5 Years	10 Years
Ironclad Managed Risk Fund	13.04%	5.40%	5.17%
CBOE S&P 500 One-Week PutWrite Index	10.73%	-1.02%	1.72%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 979-IRON (4766).

Gross and net expense ratios for the Fund were 1.36% and 1.25%, respectively, which were the amounts stated in the current prospectus dated February 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 0.0%
100	iShares Core S&P 500 ETF	$42,943
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $44,565)	42,943

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 54.3%
	CALL OPTIONS – 19.7%
	S&P 500 Index
380	Exercise Price: $4,000.00, Notional Amount: $152,000,000, Expiration Date: December 15, 2023	13,750,300
353	Exercise Price: $4,625.00, Notional Amount: $163,262,500, Expiration Date: January 19, 2024	1,074,885
400	Exercise Price: $4,000.00, Notional Amount: $160,000,000, Expiration Date: January 19, 2024	15,882,000
	TOTAL CALL OPTIONS
	(Cost $41,984,672)	30,707,185
	PUT OPTIONS – 34.6%
	S&P 500 Index
380	Exercise Price: $5,000.00, Notional Amount: $190,000,000, Expiration Date: December 15, 2023	25,408,700
250	Exercise Price: $4,400.00, Notional Amount: $110,000,000, Expiration Date: October 20, 2023	2,948,750
400	Exercise Price: $5,000.00, Notional Amount: $200,000,000, Expiration Date: January 19, 2024	25,774,000
	TOTAL PUT OPTIONS
	(Cost $50,012,041)	54,131,450
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $91,996,713)	84,838,635

Principal Amount
	SHORT-TERM INVESTMENTS–49.2%
$76,946,069	UMB Bank Demand Deposit, 4.78%[1]	76,946,069
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,946,069)	76,946,069
	TOTAL INVESTMENTS – 103.5%
	(Cost $168,987,347)	161,827,647
	Liabilities in Excess of Other Assets – (3.5)%	(5,455,338)
	TOTAL NET ASSETS – 100.0%	$156,372,309

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (3.5)%
	CALL OPTIONS – (0.1)%
	S&P 500 Index
(380)	Exercise Price: $5,000.00, Notional Amount: $(190,000,000), Expiration Date: December 15, 2023	$(28,500)
(400)	Exercise Price: $5,000.00, Notional Amount: $(200,000,000), Expiration Date: January 19, 2024	(82,000)
	TOTAL CALL OPTIONS
	(Proceeds $891,563)	(110,500)
	PUT OPTIONS – (3.4)%
	S&P 500 Index
(380)	Exercise Price: $4,000.00, Notional Amount: $(152,000,000), Expiration Date: December 15, 2023	(1,512,400)
(500)	Exercise Price: $4,050.00, Notional Amount: $(202,500,000), Expiration Date: October 20, 2023	(482,500)
(400)	Exercise Price: $4,000.00, Notional Amount: $(160,000,000), Expiration Date: January 19, 2024	(2,222,000)
(54)	Exercise Price: $4,465.00, Notional Amount: $(24,111,000), Expiration Date: October 20, 2023	(934,740)
(18)	Exercise Price: $4,320.00, Notional Amount: $(7,776,000), Expiration Date: October 6, 2023	(87,840)
(18)	Exercise Price: $4,285.00, Notional Amount: $(7,713,000), Expiration Date: October 13, 2023	(83,070)
	TOTAL PUT OPTIONS
	(Proceeds $10,297,773)	(5,322,550)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $11,189,336)	$(5,433,050)

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

SUMMARY OF INVESTMENTS

As of September 30, 2023

Security Type	Percent of Total Net Assets
Purchased Options Contracts	54.3%
Exchange-Traded Funds	0.0%
Short-Term Investments	49.2%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2023

Assets:
Investments, at value (cost $76,990,634)	$76,989,012
Purchased options contracts, at value (cost $91,996,713)	84,838,635
Cash deposited with broker for written options contracts	88,868
Receivables:
Fund shares sold	94,721
Interest	300,559
Prepaid expenses	16,450
Total Assets	162,328,245

Liabilities:
Written options contracts, at value (proceeds $11,189,336)	5,433,050
Payables:
Payable for securities purchased	291,510
Fund shares redeemed	34,920
Advisory fees	127,411
Administration fees	22,607
Transfer agent fees and expenses	5,346
Custody fees	2,068
Auditing fees	18,900
Trustees' Deferred compensation (Note 3)	10,255
Chief Compliance Officer fees	919
Trustees' fees and expenses	141
Accrued other expenses	8,809
Total Liabilities	5,955,936
Commitments and contingencies (Note 3)
Net Assets	$$156,372,309

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$148,867,821
Total distributable earnings (accumulated deficit)	7,504,488
Net Assets	$156,372,309

Shares of beneficial interest issued and outstanding	14,684,307
Net asset value, offering and redemption price per share	$10.65

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2023

Investment Income:
Dividends	$199
Interest	1,058,510
Total investment income	1,058,709

Expenses:
Advisory fees	1,572,281
Administration fees	174,390
Transfer agent fees	33,370
Custody fees	9,578
Registration fees	26,550
Legal fees	20,796
Auditing fees	18,900
Chief compliance officer fees	14,848
Shareholder reporting fees	14,563
Miscellaneous	12,213
Trustees' fees and expenses	10,679
Total expenses	1,908,168
Advisory fees recovered (waived)	(121,164)
Net expenses	1,787,004
Net investment income (loss)	(728,295)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Purchased options contracts	(30,874,521)
Written options contracts	45,749,224
Net realized gain (loss)	14,874,703
Net change in unrealized appreciation/depreciation on:
Investments	(1,622)
Purchased options contracts	(2,001,451)
Written options contracts	3,543,758
Net change in unrealized appreciation/depreciation	1,540,685
Net realized and unrealized gain (loss)	16,415,388

Net Increase (Decrease) in Net Assets from Operations	$15,687,093

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(728,295)	$(1,332,456)
Net realized gain (loss) on purchased options contracts and written options contracts	14,874,703	2,088,880
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	1,540,685	(2,039,276)
Net increase (decrease) in net assets resulting from operations	15,687,093	(1,282,852)

Distributions to Shareholders:
Distributions	(3,577,645)	(12,775,021)
Total	(3,577,645)	(12,775,021)

Capital Transactions:
Net proceeds from shares sold	45,063,064	50,589,757
Reinvestment of distributions	3,505,954	12,411,509
Cost of shares redeemed[1]	(18,307,589)	(30,023,965)
Net increase (decrease) in net assets from capital transactions	30,261,429	32,977,301

Total increase (decrease) in net assets	42,370,877	18,919,428

Net Assets:
Beginning of year	114,001,432	95,082,004
End of year	$156,372,309	$114,001,432
Capital Share Transactions:
Shares sold	4,356,104	4,979,934
Shares reinvested	343,721	1,205,001
Shares redeemed	(1,768,805)	(2,959,339)
Net increase (decrease) in capital share transactions	2,931,020	3,225,596

[1]	Net of redemption fee proceeds of $501 and $214, respectively,

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.70	$11.15	$10.44	$10.01	$10.96
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)	(0.13)	(0.14)	(0.05)	0.09
Net realized and unrealized gain (loss)	1.30	0.12	1.29	0.58	(0.19)
Net increase from payment by affiliates	-	-	-	- [2,3]	-
Total from investment operations	1.25	(0.01)	1.15	0.53	(0.10)

Less Distributions:
From net investment income	-	-	-	(0.10)	-
From net realized gain	(0.30)	(1.44)	(0.44)	-	(0.85)
Total distributions	(0.30)	(1.44)	(0.44)	(0.10)	(0.85)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$10.65	$9.70	$11.15	$10.44	$10.01

Total return[4]	13.04%	(0.85)%	11.27%	5.37%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$156,372	$114,001	$95,082	$88,568	$96,903

Ratio of expenses to average net assets:
Before fees recovered/waived	1.33%	1.36%	1.41%	1.39%	1.39%
After fees recovered/waived	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees recovered/waived	(0.59)%	(1.36)%	(1.41)%	(0.59)%	0.78%
After fees recovered/waived	(0.51)%	(1.25)%	(1.25)%	(0.45)%	0.92%

Portfolio turnover rate	-%	25%	-%	-%	-%

[1]	Based on average daily shares outstanding for the year.
[2]	An affiliate reimbursed the Fund $2,591 for losses from a settlement error during the fiscal year ended September 30, 2020
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

Note 1 – Organization

Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options. For defensive purposes, or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2020-2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”). Under the terms of the Agreement, the Advisor is entitled to receive from the Fund an annual management fee that decreases as assets increase, as follows: 1.10% on the first $1 billion, 1.05% on the next $2 billion, and 1.00% on assets in excess of $3 billion, calculated daily and payable monthly, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees.

For the year ended September 30, 2023, the Advisor waived advisory fees totaling $121,164. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2023, the amount of these potentially recoverable expenses was $391,778. The potential recoverable amount is noted as "Commitments and contingencies” as reported on the Statement of Assets and Liabilities.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The Advisor may recapture all or a portion of this amount no later than September 30, of the years stated below:

2024	$149,695
2025	120,919
2026	121,164
Total:	$391,778

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2023 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$156,396,219

Gross unrealized appreciation	$-
Gross unrealized depreciation	(1,622)
Net unrealized appreciation (depreciation) on investments	$(1,622)

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings (deficit) as follows:

Paid in Capital	Distributable Earnings (Deficit)
$-	$-

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,789,046
Undistributed long-term capital gains	4,727,319
Tax accumulated earnings (deficit)	7,516,365

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	(1,622)
Unrealized deferred compensation	(10,255)
Total accumulated earnings (deficit)	$7,504,488

The tax character of the distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

Distributions paid from:	2023	2022
Ordinary Income	$598,708	$3,977,559
Net long-term capital gains	2,978,937	8,797,462
Total distributions paid	$3,577,645	$12,775,021

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended September 30, 2023 and the year ended September 30, 2022, the Fund received $501 and $214, respectively.

Note 6 – Investment Transactions

The Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). For the year ended September 30, 2023, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$44,565	$-

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Exchange-Traded Funds	$42,943	$-	$-	$42,943
Short-Term Investments
Money Market	76,946,069	-	-	76,946,069
Total Investments	76,989,012	-	-	76,989,012
Purchase Options Contracts	84,838,635	-	-	84,838,635
Total Investments and Options	$161,827,647	-	-	$161,827,647

Liabilities

Written Options Contracts	$5,433,050	$-	$-	$5,433,050
Total Liabilities	$5,433,050	$-	$-	$5,433,050

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the year ended September 30, 2023.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2023 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$84,838,635	Written options contracts, at value	$5,433,050
Total		$84,838,635		$5,433,050

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2023 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(30,874,521)	$45,749,224
Total	$(30,874,521)	$45,749,224

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(2,001,451)	$3,543,758
Total	$(2,001,451)	$3,543,758

The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$1,085,073,500
	Written options contracts	Notional value	$(1,075,731,400)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Ironclad Managed Risk Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Ironclad Managed Risk Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2023

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited)

For fiscal year ended September 30, 2023, the Fund designates $2,978,937 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 979-IRON (4766). The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	1	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	1	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	1	None.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	1	SPDR Index Shares Funds, a registered investment company (includes 26 portfolios); SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); SSGA Active Trust, a registered investment company (includes 14 portfolios); Fusion Acquisition Corp II.

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustee:
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	1	FPA Funds Trust (includes 2 portfolios), Bragg Capital Trust (includes 2 portfolios), FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc., each a registered investment company; Source Capital, Inc., a closed-end investment company.

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 49 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Ironclad Managed Risk Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,027.00	$6.35
Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Ironclad Managed Risk Fund

A series of Investment Managers Series Trust

Investment Advisor

Ironclad Investments LLC

190 Independence Lane, Suite 2D

Maitland, Florida 32751

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th  Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-IRON (4766) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-IRON (4766) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 979-IRON (4766).

Ironclad Managed Risk Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 979-IRON (4766)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-979-4766.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2023	FYE 09/30/2022
Audit Fees	$ 16,650	$ 16,100
Audit-Related Fees	N/A	N/A
Tax Fees	$ 2,800	$ 2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2023	FYE 09/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 09/30/2023	FYE 09/30/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	12/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	12/08/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/08/2023